NONVESTED SHARES (Details) (2008 Plan, Nonvested shares.)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Nonvested shares
Shares granted	2,800,300	711,571	1,820,010
Vesting period			4 years
Minimum
Nonvested shares
Vesting period	3 years	2 years
Maximum
Nonvested shares
Vesting period	4 years	4 years